Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares outstanding	The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2025:

	Common Shares	Special Voting Shares A	Total
Balance at January 1, 2025	2,880,492,279	866,410,716	3,746,902,995
Issuance of special voting shares	—	—	—
Purchase of treasury shares	—	(1,654)	(1,654)
Treasury shares assigned to long-term incentive plans participants	9,348,189	—	9,348,189
Shares issued for long-term incentive plans and employee- share purchase plan	7,642,728	—	7,642,728
Balance at December 31, 2025	2,897,483,196	866,409,062	3,763,892,258

Disclosure of assumptions used to value the equity instruments	The details for the plan were as follows:

Dates right subscribed	From September 3 to September 29, 2025
Employee subscription price	€6.52
Lock-up period	3 to 5 years

Disclosure of analysis of other comprehensive income by item and tax effect	The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2025			2024			2023
(€ million)	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
Fair value remeasurement of cash flow hedges	644	(169)	475	678	(156)	522	(910)	245	(665)
Gains and losses from remeasurement of financial assets	18	(28)	(10)	8	—	8	57	—	57
Actuarial gains and losses on defined benefit pension obligations	261	52	313	(144)	55	(89)	(228)	41	(187)
Exchange differences on translating foreign operations	(4,550)	—	(4,550)	1,008	—	1,008	(1,927)	—	(1,927)
Share of Other comprehensive income/(loss) for equity method investees	(323)	—	(323)	54	—	54	(219)	—	(219)
Total Other comprehensive income/(loss)	(3,950)	(145)	(4,095)	1,604	(101)	1,503	(3,227)	286	(2,941)